Income taxes - Deferred tax balances (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets and liabilities
NET DEFERRED TAX LIABILITY	$ (8,912)	$ (8,270)	$ (5,972)	$ (5,504)
Net operating losses and tax carry forwards
Deferred tax assets and liabilities
Deferred tax asset	3,324	3,098	3,600
Employee benefits
Deferred tax assets and liabilities
Deferred tax asset	436	415	409
Other temporary non-deductible provisions or tax deductions
Deferred tax assets and liabilities
Deferred tax asset	6,886	7,569	8,813
Deferred tax liability	(4,555)	(3,909)	(4,102)
Differences in depreciations
Deferred tax assets and liabilities
Deferred tax liability	$ (15,003)	$ (15,443)	$ (14,692)